United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of September 30, 2017) (unaudited)

Common Stock (91.5% of total investments)			LEVEL ONE
Industry	Shares	Cost	Market Value	% Total Inv.
Consumer
Colgate-Palmolive Co.	69,300	$4,347,559	$5,048,505
PepsiCo, Inc.	10,000	168,296	1,114,300
			$6,162,805	18.8%
Data Processing
Automatic Data Processing, Inc.	15,500	827,769	1,694,460
Paychex, Inc.	26,500	1,005,569	1,588,940
			$3,283,400	10.0%
Data Processing
Abbott Laboratories Inc.	7,500	175,588	400,200
Johnson & Johnson	4,000	45,500	520,040
Stryker Corp.	11,000	47,141	1,562,220
			$2,482,460	7.5%
Food
Kraft Heinz Company	18,000	1,491,455	1,395,900
			$1,395,900	4.2%
Industrial
Illinois Tool Works Inc.	9,000	379,352	1,331,640
Waters Corp.*	6,000	302,341	1,077,120
			$2,408,760	7.2%

Insurance
Berkshire Hathaway Inc. B*	8,000	590,996	1,466,560
Markel Corp.*	1,300	831,360	1,388,374
White Mountains Insurance Group, Ltd.	1,898	1,573,361	1,626,586
			$4,481,520	13.6%
Mutual Fund Managers
Diamond Hill Investment Group	8,000	1,541,203	1,698,800
Franklin Resources, Inc.	36,000	1,203,445	1,602,360
T. Rowe Price Group Inc.	25,000	1,744,470	2,266,250
			$5,567,410	16.9%
Restaurant
Starbucks Corp.	15,000	821,571	805,650
			$805,650	2.7%
Retail
AutoZone Inc.*	1,500	797,565	892,665
eBay Inc.*	45,000	1,131,960	1,730,700
O'Reilly Automotive Inc.*	4,000	814,758	861,480
			$3,484,845	10.6%

Total common stock investments			$30,072,750

Money Market Funds (8.5% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.90%			2,794,116	8.5%

Total investments			$32,866,866
Accrued Investment Advisory Fees			(18,431)
All other assets less liabilities			34,290
Total net assets			$32,882,725

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments, excluding money market investments, as of September 30, 2017:

Gross unrealized appreciation	$10,443,285
Gross unrealized depreciation	211,793
Net unrealized appreciation	$10,231,492

Federal income tax basis	$19,841,258

ITEM 2.	Controls and Procedures

(a)
As of October 10, 2017, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value.  The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.